UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

December 17, 2016 to January 18, 2017

Commission File Number of Issuing entity: 333-180779-10

Central Index Key Number of Issuing entity: 0001612124

Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180779

Central Index Key Number of depositor: 0001547361

MORGAN STANLEY CAPITAL I INC.

(Exact name of depositor as specified in its charter)

(Central Index Key number: 0001541557)

Morgan Stanley Mortgage Capital Holdings LLC

(Exact name of sponsor as specified in its charter)

(Central Index Key number: 0001102113)

Bank of America, National Association

(Exact name of sponsor as specified in its charter)

(Central Index Key number: 0001548567)

CIBC Inc.

(Exact name of sponsor as specified in its charter)

Jane Lam (212) 761-4000

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

47-1769465

47-1947014

47-1981599

47-6562808

(IRS Employer Identification No.)

c/o Citibank, N.A. 388 Greenwich Street, 14th Floor
New York, New York	10013
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 816-5693

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
A-1	☐	☐	☒
A-2	☐	☐	☒
A-SB	☐	☐	☒
A-3	☐	☐	☒
A-4	☐	☐	☒
A-5	☐	☐	☒
X-A	☐	☐	☒
A-S	☐	☐	☒
B	☐	☐	☒
PST	☐	☐	☒
C	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

On January 18, 2017 a distribution was made to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17. The monthly report to holders is attached as Exhibit 99.1.

No assets securitized by Morgan Stanley Mortgage Capital Holdings LLC, Bank of America, National Association, or CIBC Inc. and held by Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from December 17, 2016 to January 18, 2017.

Morgan Stanley Mortgage Capital Holdings LLC filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS 15-G) on November 14, 2016. The CIK Number of Morgan Stanley Mortgage Capital Holdings LLC is 0001541557.

Bank of America, National Association filed its most recent Rule 15Ga-1 Form ABS-15G on November 08, 2016. The CIK Number of Bank of America, National Association is 0001102113.

CIBC Inc. filed its most recent Rule 15Ga-1 Form ABS-15G on October 28, 2016. The CIK Number of CIBC Inc. is 0001548567.

PART II - OTHER INFORMATION

Item 6.	Significant Obligors of Pool Assets.

With respect to the pool assets for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, there are no significant obligors within the meaning of Item 1101(k) of Regulation AB.

Item 8.	Other Information

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	December 16, 2016	$0.00
Current Distribution Date:	January 18, 2017	$0.00

*REO Account Balance
Prior Distribution Date:	December 16, 2016	$0.00
Current Distribution Date:	January 18, 2017	$0.00

*As provided by the Special Servicer

Citibank, N.A., in its capacity as Certificate Administrator for Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	December 16, 2016	$0.03
Current Distribution Date:	January 18, 2017	$0.00

Interest Reserve Account Balance
Prior Distribution Date:	December 16, 2016	$0.00
Current Distribution Date:	January 18, 2017	$133,285.05

Excess Liquidation Proceeds Account Balance
Prior Distribution Date:	December 16, 2016	$0.00
Current Distribution Date:	January 18, 2017	$0.00

TA Unused Fees Account Balance
Prior Distribution Date:	December 16, 2016	$0.00
Current Distribution Date:	January 18, 2017	$0.00

Item 10. Exhibits.

(a) The following is a list of documents filed as part of this Report on Form 10-D:

(99.1): Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, relating to the January 18, 2017 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Morgan Stanley Capital I Inc.
(Depositor)

/s/ George Kok
George Kok, President

Date: February 1, 2017

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Monthly report distributed to holders of Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17, relating to the January 18, 2017 distribution.

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